Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of Other Assets

		December 31 2022	December 31 2021
	Note	$	$
Financial assets
Investments held for self-insured liabilities	23	156.8	198.3
Holdbacks on long-term contracts		33.7	23.6
Other		27.0	15.5
Non-financial assets
Investments in joint ventures and associates		7.8	7.4
Other		9.5	7.6
		234.8	252.4
Less current portion - financial		9.1	21.4
Less current portion - non-financial		1.1	2.1
Long-term portion		224.6	228.9

Summary of Fair Value and Amortized Cost
Their fair value and amortized cost are as follows:

	December 31 2022		December 31 2021
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	104.4	105.1	124.4	124.5
Equity securities	52.4	51.8	73.9	55.3
Total	156.8	156.9	198.3	179.8

Disclosure of the Bond Portfolio Stated at Fair Value	The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31 2022	December 31 2021
	$	$
Within one year	1.3	17.3
After one year but not more than five years	45.7	104.8
More than five years	57.4	2.3
Total	104.4	124.4